RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020	Jun. 30, 2020	Jun. 22, 2020
Balance Sheet [Abstract]
Warrant Liability	$ 25,340,000		$ 23,530,000	$ 16,109,000	$ 16,290,000
Total Liabilities	38,157,869		31,895,328	24,210,692	24,869,943
Class A common stock subject to possible redemption	187,641,351		194,719,000	202,537,030	202,384,370
Additional Paid-in Capital	20,323,844		13,246,266	5,428,314	5,580,973
Accumulated Deficit	(15,324,840)		(8,247,187)	(429,155)	(581,818)
Total Stockholders' Equity	5,000,003	$ 5,000,005	5,000,007	5,000,009	5,000,006	$ 24,000	$ 0
Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock	$ 424		353	275	276
As Previously Reported [Member]
Balance Sheet [Abstract]
Warrant Liability			0	0	0
Total Liabilities			8,365,328	8,101,692	8,579,943
Class A common stock subject to possible redemption			218,249,000	218,646,030	218,646,370
Additional Paid-in Capital			5,426,501	5,029,475	5,001,136
Accumulated Deficit			(427,187)	(30,155)	(1,818)
Total Stockholders' Equity			5,000,007	5,000,009	5,000,006
As Previously Reported [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock			118	114	113
Accounting For Warrants [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Balance Sheet [Abstract]
Warrant Liability			23,530,000	16,109,000	16,290,000
Total Liabilities			23,530,000	16,109,000	16,290,000
Class A common stock subject to possible redemption			(23,530,000)	(16,109,000)	(16,290,000)
Additional Paid-in Capital			7,819,765	398,839	579,837
Accumulated Deficit			(7,820,000)	(399,000)	(580,000)
Total Stockholders' Equity			0	0	0
Accounting For Warrants [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Class A Common Stock [Member]
Balance Sheet [Abstract]
Class A common stock			$ 235	$ 161	$ 163